SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands		3 Months Ended									6 Months Ended			9 Months Ended			12 Months Ended
		Sep. 30, 2022		Jun. 30, 2022		Mar. 31, 2022		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022		Jun. 30, 2021	Sep. 30, 2022		Sep. 30, 2021	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Finite and indefinite lived intangible assets, gross		$ 16,953		$ 16,953		$ 16,953					$ 16,953			$ 16,953			$ 16,953		$ 16,953		$ 21,505
Goodwill Gross		1,585	[1]	1,585	[2]	1,585	[3]				1,585	[2]		1,585	[1]		1,585	[3]	1,585		1,585
Finite and indefinite lived intangible assets, accumulated amortization		4,569		4,459		4,350					4,459			4,569			(4,240)		(3,802)		(7,635)
Goodwill, accumulated amortization
Intangible assets, net carrying amount		12,384		12,494		12,603					12,494			12,384			12,713		13,151		13,870
Goodwill		1,585	[1]	1,585	[2]	1,585	[3]				1,585	[2]		1,585	[1]		1,585	[3]	1,585		1,585
Finite and indefinite lived intangible assets, fully amortized asset adjustments, gross																			(4,552)
Finite and indefinite lived intangible assets, fully amortized asset adjustments, accumulated amortization																			4,552
Amortization		(110)		(110)		(110)		$ (109)	$ (109)	$ (110)	(219)		$ (219)	(329)		$ (328)	(219)		(719)
Bed Licenses Included in Property and Equipment [Member]
Finite-Lived Intangible Assets [Line Items]
Finite and indefinite lived intangible assets, gross		14,276	[4]	14,276	[5]	14,276	[6]				14,276	[5]		14,276	[4]		14,276	[7]	14,276	[7]	14,276	[7]
Finite and indefinite lived intangible assets, accumulated amortization		4,479	[4]	4,375	[5]	4,272	[6]				4,375	[5]		4,479	[4]		(4,168)	[7]	(3,754)	[7]	(3,339)	[7]
Intangible assets, net carrying amount		9,797	[4]	9,901	[5]	10,004	[6]				9,901	[5]		9,797	[4]		10,108	[7]	10,522	[7]	10,937	[7]
Finite and indefinite lived intangible assets, fully amortized asset adjustments, gross	[7]
Finite and indefinite lived intangible assets, fully amortized asset adjustments, accumulated amortization	[7]
Amortization		(104)		(104)		(104)	[6]	(103)	(103)	(104)	(207)		(207)	(311)		(310)	(207)	[7]	(415)	[7]
Bed Licenses Separable [Member]
Finite-Lived Intangible Assets [Line Items]
Finite and indefinite lived intangible assets, gross																	2,471		2,471		2,471
Finite and indefinite lived intangible assets, accumulated amortization
Goodwill, accumulated amortization
Intangible assets, net carrying amount																	2,471		2,471		2,471
Finite and indefinite lived intangible assets, fully amortized asset adjustments, gross
Finite and indefinite lived intangible assets, fully amortized asset adjustments, accumulated amortization
Amortization
Lease Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite and indefinite lived intangible assets, gross		206		206		206					206			206			206		206		4,758
Finite and indefinite lived intangible assets, accumulated amortization		90		84		78					84			90			(72)		(48)		(4,296)
Intangible assets, net carrying amount		116		122		128					122			116			134		158		$ 462
Finite and indefinite lived intangible assets, fully amortized asset adjustments, gross																			(4,552)
Finite and indefinite lived intangible assets, fully amortized asset adjustments, accumulated amortization																			4,552
Amortization		$ (6)		$ (6)		$ (6)		$ (6)	$ (6)	$ (6)	$ (12)		$ (12)	$ (18)		$ (18)	$ (12)		$ (304)

[1]	The Company does not amortize indefinite-lived intangibles, which consist of separable bed licenses and goodwill.
[2]	The Company does not amortize indefinite-lived intangibles, which consist of separable bed licenses and goodwill.
[3]	The Company does not amortize indefinite-lived intangibles, which consist of separable bed licenses and goodwill.
[4]	Non-separable bed licenses are included in property and equipment as is the related accumulated amortization expense (see Note 4 – Property and Equipment).
[5]	Non-separable bed licenses are included in property and equipment as is the related accumulated amortization expense (see Note 4 – Property and Equipment).
[6]	Non-separable bed licenses are included in property and equipment as is the related accumulated amortization expense (see Note 4 – Property and Equipment).
[7]	Non-separable bed licenses are included in property and equipment as is the related accumulated amortization expense (see Note 4 – Property and Equipment).